Document And Entity Information	Jun. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2023
Entity Registrant Name	Poseida Therapeutics, Inc.
Entity Central Index Key	0001661460
Entity Emerging Growth Company	true
Securities Act File Number	001-39376
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2846548
Entity Address, Address Line One	9390 Towne Centre Drive, Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	779-3100
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PSTX
Security Exchange Name	NASDAQ